Business Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting Information [Line Items]
Business Segments	Business Segments
DPL manages its business through one reportable operating segment, the Utility segment. The primary segment performance measure is income / (loss) from continuing operations before income tax as management has concluded that this measure best reflects the underlying business performance of DPL and is the most relevant measure considered in DPL’s internal evaluation of the financial performance of its segments. The Utility segment is discussed further below:
Utility Segment
The Utility segment is comprised primarily of DP&L’s electric transmission and distribution businesses, which distribute electricity to residential, commercial, industrial and governmental customers. DP&L distributes electricity to more than 531,000 retail customers who are located in a 6,000 square mile area of West Central Ohio. DP&L’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs. The Utility segment includes revenues and costs associated with our investment in OVEC and the historical results of DP&L’s Beckjord Station, which was closed in 2014 and transferred to a third party in the first quarter of 2018, and the Hutchings Coal Station, which was closed in 2013 and transferred to a third party in the fourth quarter of 2020.
Included within the “Other” column are other businesses that do not meet the GAAP requirements for disclosure as reportable segments as well as certain corporate costs, which include interest expense and loss on early extinguishment of debt on DPL’s long-term debt as well as adjustments related to purchase accounting from the Merger. The accounting policies of the reportable segments are the same as those described in Note 1 – Overview and Summary of Significant Accounting Policies. Intersegment sales, costs of sales and expenses are eliminated in consolidation. Certain shared and corporate costs are allocated between "Other" and the Utility reporting segment.

The following tables present financial information for DPL’s reportable business segment:

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2020
Revenues from external customers	$651.2	$9.3	$—	$660.5
Intersegment revenues	0.9	3.6	(4.5)	—
Total revenues	$652.1	$12.9	$(4.5)	$660.5

Depreciation and amortization	$71.8	$1.5	$—	$73.3
Interest expense	$24.3	$47.0	$—	$71.3
Loss on early extinguishment of debt	$—	$31.7	$—	$31.7
Income / (loss) from continuing operations before income tax	$58.1	$(70.0)	$—	$(11.9)

Cash capital expenditures	$153.3	$4.0	$—	$157.3

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2019
Revenues from external customers	$734.3	$9.4	$—	$743.7
Intersegment revenues	1.1	3.2	(4.3)	—
Total revenues	$735.4	$12.6	$(4.3)	$743.7

Depreciation and amortization	$70.8	$1.5	$—	$72.3
Interest expense	$26.0	$56.2	$—	$82.2
Loss on early extinguishment of debt	$—	$44.9	$—	$44.9
Income / (loss) from continuing operations before income tax	$124.3	$(92.8)	$—	$31.5

Cash capital expenditures	$155.5	$1.0	$—	$156.5

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2018
Revenues from external customers	$737.8	$9.5	$—	$747.3
Intersegment revenues	0.9	2.9	(3.8)	—
Total revenues	$738.7	$12.4	$(3.8)	$747.3

Depreciation and amortization	$74.5	$1.7	$—	$76.2
Interest expense	$27.3	$70.7	$—	$98.0
Loss on early extinguishment of debt	$0.6	$5.9	$—	$6.5
Income / (loss) from continuing operations before income tax	$104.4	$(65.5)	$—	$38.9

Cash capital expenditures	$85.6	$10.5	$—	$96.1

(a)    "Other" includes Cash capital expenditures related to assets of discontinued operations and held-for-sale businesses for the year ended December 31, 2018.

Total Assets	December 31, 2020	December 31, 2019	December 31, 2018
Utility	$2,014.7	$1,883.2	$1,819.6
All Other (a)	21.3	52.6	63.5
DPL Consolidated	$2,036.0	$1,935.8	$1,883.1

(a)    "All Other" includes Total assets related to the assets of discontinued operations and held-for-sale businesses and Eliminations as of December 31, 2020, 2019 and 2018. "All Other" Total assets as of December 31, 2020 is primarily cash on hand from debt issuances.